UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                 FORM N-SAR


                              SEMI-ANNUAL REPORT
                                FOR REGISTERED
                             INVESTMENT COMPANIES











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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                         FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:// (a)

      or fiscal year ending: 12/31/02 (b)

Is this a transition report?  (Y/N)    N

Is this an amendment to a previous filing?  (Y/N)    N

Those items or sub-items with a box | | after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: Protective Variable Life Separate Account

    B.  File Number: 811-7337

    C.  Telephone Number: 205-268-3366


2.  A.  Street: 2801 Highway 280 South

    B.  City: Birmingham   C.  State: AL      D.  Zip Code: 35223  Zip Ext.

    E.  Foreign Country:                      Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?  (Y/N)    N


4.  Is this the last filing on this form by Registrant?  (Y/N)     N

5.  Is Registrant a small business investment company (SBIC)?(Y/N) N


6.  Is Registrant a unit investment trust (UIT)?  (Y/N)   Y
    (If the answer is Y (Yes) complete only items 111 through 132.)


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For period ending     12/31/02

File number 811- 7337


UNIT INVESTMENT TRUSTS

111. A.  | |  Depositor Name:

     B.  |X|  File Number (If any):   33-61599, 333-45963, 333-52215, 333-72775,
                           333-31944

     C.  | |  City:           State:     Zip Code:        Zip Ext:
         | |  Foreign Country:                   Foreign Postal Code:

111. A.  | |  Depositor Name:

     B.  |X|  File Number (If any):   33-61599, 333-45963,333-52215, 333-72775,
                           333-31944

     C.  | |  City:              State:    Zip Code:       Zip Ext:
         | |  Foreign Country:                    Foreign Postal Code:


112. A.  | |  Sponsor Name:

     B.  | |  File Number (If any):

     C.  | |  City:                     State:    Zip Code:       Zip Ext.

         | |  Foreign Country:                    Foreign Postal Code:

112. A.  | |  Sponsor Name:
     B.  | |  File Number (If any):

     C.  | |  City:                    State:     Zip Code:      Zip Ext.

         | |  Foreign Country:                   Foreign Postal Code:

For period ending    12/31/02

File number 811-     7337


113. A.  | | Trustee Name:

     B.  | | City:                       State:    Zip Code:        Zip Ext:

         | | Foreign Country:                     Foreign Postal Code:

113. A.  | | Trustee Name:

     B.  | | City:                       State:    Zip Code:        Zip Ext:

         | | Foreign Country:                      Foreign Postal Code:

114. A.  | | Principal Underwriter Name:
     B.  | | File Number: 8-

     C.  | | City:               State:      Zip Code:          Zip Ext:
         | | Foreign Country:                      Foreign Postal Code:


114. A.  | | Principal Underwriter Name:
     B.  | | File Number: 8-

     C.  | | City:                State:      Zip Code:         Zip Ext:
         | | Foreign Country:                      Foreign Postal Code:


115. A.  | | Independent Public Accountant Name:
     B.  | | City:                State:      Zip Code:         Zip Ext:

         | | Foreign Country:                     Foreign Postal Code:

115. A.  | | Independent Public Accountant Name:
     B.  | | City:                State:      Zip Code:         Zip Ext:

         | | Foreign Country:                     Foreign Postal Code:



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For period ending     12/31/02

File number 811-     7337


116. Family of investment companies information:

     A.| | Is Registrant part of a family of investment companies?(Y/N)    ____
                                                                           Y/N
     B.| | Identify the family in 10 letters:
           (Note: In filing this form, use this identification consistently for all investment companies in family.This designation is for purposes of this form only.)

117. A.| | Is Registrant a separate account of an insurance company?(Y/N) _____
                                                                           Y/N
       If answer is Y (Yes), are any of the following types of contracts funded by the Registrant?

     B.| | Variable annuity contracts? (Y/N)                              _____
                                                                           Y/N
     C.| | Scheduled premium variable life contracts?(Y/N)                _____
                                                                           Y/N
     D.| | Flexible premium variable life contracts? (Y/N)                _____
                                                                           Y/N
     E.| | Other types of insurance products registered under the Securities
           Act of 1933?  (Y/N)                                            _____
                                                                           Y/N
118. | | State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ________ ______

119. | | State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period_____ ___

120. | | State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                                      __________________ $_____
121. | | State the number of series for which a current prospectus was in existence at the end of the period __________________________ ______
122. | | State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                            ____________________________ ______




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For period ending    12/31/02

File number 811-     7337

123. | | State the total value of the additional units considered in answering item 122 ($000's omitted)$_________________________________________

124. | | State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)$_________________________________

125. |X| State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
         of units of all series of Registrant ($000's omitted)          $ 1,011

126. | | Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
         ($000's omitted)$______

127. |X| List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                 Total Income
                                 Number of      Total Assets     Distributions
                              Series Investing ($000's omitted) ($000's omitted)

A. U.S.Treasury direct issue___    ________    $________        $________

B. U.S.Government agency___        ________    $________        $________

C. State and municipal
   tax-free________                ________    $________        $________

D.Public utility debt____          ________    $________        $________

E.Brokers or dealers
  debt or debt of
  brokers' or dealers'
  parent ___________________       ________    $________        $________


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F. All other corporate
   intermed, &
   long-term debt___________        _______    $________        $________

G. All other corporate
   short-term debt__________        _______    $________        $________

H.Equity securities of
  brokers or dealers
  or parents of brokers
  or dealers  _____                 _______     $________        $________

I.Investment company equity
  securities  ______                _______     $________        $________

J.All other equity
  securities    ____                  1         $84,693          $(17,250)

K.Other securities ______           _______     $________        $________

L.Total assets of all series of
  registrant         ____           _______     $________        $________


























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For period ending     12/31/02

File number 811-      7337


128. | | Is the timely payment of principal and interest on any of
         the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an
         entity other than the issuer?(Y/N)                           ______
                                                                        Y/N
         (If answer is N (No), go to item 131.)

129. | | Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of
         the current period?(Y/N)                                     ______
                                                                        Y/N
         (If answer is N (No), go to item 131.)

130. | | In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
         derived from insurance or guarantees?(Y/N)                    ______
                                                                         Y/N
131.     Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                   $___0___

132. | | List the 811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-7337   811-_____   811-_____   811-_____   811-_____

         811-_____  811-_____   811-_____   811-_____   811-_____

         811-_____  811-_____   811-_____   811-_____   811-_____

         811-_____  811-_____   811-_____   811-_____   811-_____

         811-_____  811-_____   811-_____   811-_____   811-_____

         811-_____  811-_____   811-_____   811-_____   811-_____

         811-_____  811-_____   811-_____   811-_____   811-_____

         811-_____  811-_____   811-_____   811-_____   811-_____



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      This report is signed on behalf of the Protective Variable Life Separate
Account in the City of Birmingham, State of Alabama, on February 25, 2003.

                        Protective Variable Life Separate Account


                        By: _/s/ JOHN D. JOHNS__________
                                      John D. Johns
                        Title: President, Protective Life Insurance Company


Witness:


/s/ DEBORAH J. LONG
Deborah J. Long
Title: Secretary, Protective Life Insurance Company



























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